Intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]	Intangible assets
(a)Breakdown and changes
Changes in intangible assets are as follows:

	December 31, 2023
	Trademarks and patents	Software	Client portfolio	Know-how	Non-Compete	Total
Cost
Opening balance	36,580	37,903	345,634	10,237	2,895	433,249
Transfers	10,108	(13,165)	—	—	—	(3,057)
Additions	13	4,067	—	—	—	4,080
Write-offs	—	(578)	—	—	—	(578)
Business combination	369	652	—	—	—	1,021
Fair value-added value	(508)	—	(5,300)	900	3,872	(1,036)
Exchange-rate change	(2,138)	(3,096)	(23,375)	64	(156)	(28,701)
Closing balance	44,424	25,783	316,959	11,201	6,611	404,978

Accumulated amortization
Opening balance	(1,239)	(2,906)	(6,841)	(1,775)	(291)	(13,052)
Transfers	—	3,145	251	—	—	3,396
Additions	—	(7,944)	—	—	—	(7,944)
Write-offs	—	6	—	—	—	6
Business combination	—	(497)	—	—	—	(497)
Fair value-added value	(4,987)	—	(20,373)	(2,157)	(1,341)	(28,858)
Exchange-rate change	176	(316)	829	(27)	12	674
	(6,050)	(8,512)	(26,134)	(3,959)	(1,620)	(46,275)

Cost	44,424	25,783	316,959	11,201	6,611	404,978
Accumulated amortization	(6,050)	(8,512)	(26,134)	(3,959)	(1,620)	(46,275)
	38,374	17,271	290,825	7,242	4,991	358,703

	December 31, 2022
	Trademarks and patents	Software	Client portfolio	Know-how	Non-Compete	Total
Cost
Opening balance	2,315	9,353	2,074	—		13,742
Transfers	(3,884)	(1,327)	3,724	—	—	(1,487)
Additions	—	1,276	—	—	—	1,276
Write-offs	(3,847)	(2,801)	(182)	—	—	(6,830)
Business combination	12,238	33,141	—	—	—	45,379
Fair value-added value	30,405	—	340,303	10,237	2,895	383,840
Exchange-rate change	(647)	(1,739)	(285)	—	—	(2,671)
Closing balance	36,580	37,903	345,634	10,237	2,895	433,249

Accumulated amortization
Opening balance	—	(3,892)	(218)	—	—	(4,110)
Transfers	—	1,356	—	—	—	1,356
Additions	—	(848)	(69)	—	—	(917)
Write-offs	—	811	—	—	—	811
Business combination	—	(509)	—	—	—	(509)
Fair value-added value	(1,248)	—	(6,618)	(1,775)	(291)	(9,932)
Exchange-rate change	9	176	64	—	—	249
Closing balance	(1,239)	(2,906)	(6,841)	(1,775)	(291)	(13,052)

Cost	36,580	37,903	345,634	10,237	2,895	433,249
Accumulated amortization	(1,239)	(2,906)	(6,841)	(1,775)	(291)	(13,052)
	35,341	34,997	338,793	8,462	2,604	420,197

December 31, 2023
Goodwill
Cost
Opening balance	1,192,302
Additions	382,281
Added Value Transfer	(3,755)
Due Diligence Adjustment	21,123
Response Price Adjustment	1,383
Exchange-rate change	(56,199)
Closing balance	1,537,135

December 31, 2022
Goodwill
Cost
Opening balance	585,746
Transfers	(17,511)
Additions	532,175
Business combination	154,122
Response Price Adjustment	7,914
Exchange-rate change	(70,144)
Closing balance	1,192,302

(*)     On July 11, 2014, the subsidiary Witt O'Briens acquired the controlling stake in Witt O'Brien's, a global leader in preparedness, crisis management and disaster response and recovery, through the acquisition of a stake in 45.8% of its partner for $35.4 million in cash. The Company performed a fair value analysis, and the purchase price was allocated to the acquired assets and liabilities based on their fair values, resulting in US$48.1 million of recorded goodwill. In October 2016, Witt O'Brien's announced the launch of a strategic growth program to focus on core services, eliminating non-core and lower margin businesses. Witt O'Brien's core services include providing resiliency solutions to key areas of critical infrastructure, including but not limited to government, energy, transportation, healthcare, and education, in the United States and abroad. Witt O'Brien's protects and enhances its customers' business value by strengthening their ability to prepare for, respond to and recover from natural and man-made disasters, including hurricanes, infectious diseases, terrorism, cyber breaches, oil spills, incidents browsing and other interruptions. Operations scheduled for disposal include a government relations unit, the Company's operations in Europe (mainly the UK), software products and an insurance unit. As a result of the restructuring, during the year ended December 31, 2016, Witt O'Brien's identified indicators of impairment for some of its intangible assets and goodwill, resulting in impairment charges of US$29.6 million. The estimates and assumptions used by the Company for its annual goodwill impairment test are typically developed as part of the Company's routine business planning and forecasting process. Although the Company believes that its assumptions and estimates are reasonable, the Company's actual performance in relation to its estimates may produce different results and lead to additional impairment losses in future periods.

Carrying amounts	December 31, 2023	December 31, 2022
Indefinite life	1,575,509	1,227,643
Definite life	320,329	384,856
	1,895,838	1,612,499
(b)Rates of amortization
The amortization rates are as follows:

Assets	Useful life (in years)	Annual amortization rate (%)

Trademarks and patents (*)
Right-of-use of software	5	20%
Research and development	2	50%
Goodwill (*)
Client portfolio	2	50%
Workforce	5	20%
Non-Compete	5	20%

(*) Undefined useful life
(c)Impairment
Management annually reviews the net book value of assets for purposes of evaluating events or changes in economic or operating circumstances that may indicate impairment or loss of its recoverable value described in the note 8 (d).